CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CASH AND CASH EQUIVALENTS
Cash	$ 40,512	$ 34,836
Cash equivalents	246,673	107,628
Total	$ 287,185	$ 142,464